Summary of Quantitative Inputs and Assumptions for Items Categorized in Level III of Fair Value Hierarchy (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		$ 3,957,327	$ 2,208,015
Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		3,277,350	4,628,104
Fair value liabilities		565,637	56,725
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		9,768,806	10,971,402
Fair value liabilities		1,347,280	149,016
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		3,277,350	4,628,104
Fair value liabilities		565,637	56,725
Fair Value, Measurements, Recurring | Level 3 | Loans and Receivables | Discounted Cash Flows
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		$ 60,738	$ 315,039
Fair Value, Measurements, Recurring | Level 3 | Minimum | Loans and Receivables | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		8.80%	7.60%
Fair Value, Measurements, Recurring | Level 3 | Maximum | Loans and Receivables | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		14.90%	11.50%
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Loans and Receivables | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate	[1]	10.30%	9.80%
Fair Value, Measurements, Recurring | Level 3 | Other Investments | Transaction Price Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets	[2]		$ 57,365
Fair Value, Measurements, Recurring | Level 3 | Other Investments | Third Party Pricing Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets	[2]	$ 236,612
Fair Value, Measurements, Recurring | Level 3 | Freestanding Derivatives | Valuation Technique, Option Pricing Model
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value liabilities	[3]	$ 563,986	$ 48,581
Fair Value, Measurements, Recurring | Level 3 | Freestanding Derivatives | Valuation Technique, Option Pricing Model | Measurement Input, Price Volatility [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Volatility		6.3	6.1
Fair Value, Measurements, Recurring | Level 3 | Other Liabilities | Third Party Pricing Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value liabilities	[4]	$ 1,651	$ 8,144
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		2,683,631	4,249,832
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Discounted Cash Flows
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		$ 2,653,246	$ 4,195,859
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Minimum | EBITDA Multiple Market
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Multiple - EBITDA		4	4
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Minimum | Measurement Input, Cap Rate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Capitalization Rate		3.10%	2.60%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Minimum | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		3.30%	4.10%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Maximum | EBITDA Multiple Market
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Multiple - EBITDA		30.6	30.6
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Maximum | Measurement Input, Cap Rate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Capitalization Rate		12.80%	14.40%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Maximum | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		38.00%	34.50%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Weighted Average | EBITDA Multiple Market
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Multiple - EBITDA	[1]	15	14.7
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Weighted Average | Measurement Input, Cap Rate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Exit Capitalization Rate	[1]	5.10%	4.70%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Equity Securities, Partnerships and LLC Interests | Weighted Average | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate	[1]	9.70%	8.80%
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Debt Instruments | Transaction Price Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets			$ 53,973
Fair Value, Measurements, Recurring | Level 3 | Consolidated Blackstone Funds | Debt Instruments | Third Party Pricing Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		$ 30,385
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments | Discounted Cash Flows
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets		$ 296,369
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments | Third Party Pricing Valuation Technique
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value assets			$ 5,868
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments | Minimum | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		11.20%
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments | Maximum | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate		22.40%
Fair Value, Measurements, Recurring | Level 3 | Corporate Treasury Investments | Weighted Average | Discounted Cash Flows | Measurement Input, Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Unobservable inputs, rate	[1]	17.10%

[1]	Unobservable inputs were weighted based on the fair value of the investments included in the range.
[2]	As of December 31, 2023 and 2022, Other Investments includes Level III Freestanding Derivatives.
[3]	The volatility of the historical performance of the underlying reference entity is used to project the expected returns relevant for the fair value of the derivative.
[4]	As of December 31, 2023, Other Liabilities includes Level III Contingent Consideration and Level III Corporate Treasury Commitments. As of December 31, 2022, Other Liabilities is comprised only of Level III Corporate Treasury Commitments.